Retirement benefits - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Actuarial assumption of expected rates of mortality | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality - per annum long term trend	1.25%
Pensioners male | United Kingdom
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	0.91	0.91
Pensioners female | United Kingdom
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	0.85	0.85
Non-pensioners male | United Kingdom
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	0.86	0.86
Non-pensioners female | United Kingdom
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates	0.84	0.84
United Kingdom
Disclosure of defined benefit plans [line items]
Approximate extinguishment of the unfunded pension obligations	70.00%
Bank accounts pledged as security	$ 27	£ 20
Philippines
Disclosure of defined benefit plans [line items]
Net retirement benefit asset	3		$ 3
Plan assets	15		13
Defined benefit obligation	12		10
Unfunded Plans | Net defined benefit liability (asset) | Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Post-employment benefit plans	$ 9		$ 7	$ 0